Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

January 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.4%
Health Care - 97.8%
4D Molecular Therapeutics, Inc.*	8,140	$128,612
AbCellera Biologics, Inc. (Canada)*(1)	12,482	112,213
AC Immune SA (Switzerland)*(1)	32,852	145,206
Adagio Therapeutics, Inc.*(1)	22,625	162,447
Adaptimmune Therapeutics PLC*(2)	46,931	137,039
Adicet Bio, Inc.*	11,511	145,269
Affimed NV (Germany)*	30,588	124,799
Agenus, Inc.*	52,815	145,769
Akebia Therapeutics, Inc.*	69,015	137,340
Akero Therapeutics, Inc.*(1)	8,266	144,820
Alaunos Therapeutics, Inc.*	139,201	150,337
Aldeyra Therapeutics, Inc.*	24,298	89,174
Alector, Inc.*(1)	7,799	123,692
Aligos Therapeutics, Inc.*	14,209	45,327
Allakos, Inc.*	2,014	13,615
Allogene Therapeutics, Inc.*	11,487	131,526
Allovir, Inc.*	11,076	90,380
ALX Oncology Holdings, Inc.*	6,844	109,504
AnaptysBio, Inc.*	5,235	167,363
Annexon, Inc.*(1)	12,078	90,585
Applied Molecular Transport, Inc.*	12,313	115,988
Arbutus Biopharma Corp.*	39,675	111,487
Arcturus Therapeutics Holdings, Inc.*(1)	4,803	125,502
Arcus Biosciences, Inc.*	4,179	128,713
Arcutis Biotherapeutics, Inc.*	10,965	165,681
Arena Pharmaceuticals, Inc.*	1,785	164,184
Arrowhead Pharmaceuticals, Inc.*	2,400	126,624
Arvinas, Inc.*	2,494	178,296
ATAI Life Sciences NV (Germany)*	16,393	87,375
Atara Biotherapeutics, Inc.*	10,456	160,604
Atea Pharmaceuticals, Inc.*	20,481	146,234
Athira Pharma, Inc.*(1)	12,249	126,165
Autolus Therapeutics PLC (United Kingdom)*(2)	29,175	116,408
Avidity Biosciences, Inc.*(1)	6,664	110,756
Axsome Therapeutics, Inc.*(1)	5,350	146,804
Bicycle Therapeutics PLC (United Kingdom)*(2)	3,166	154,596
BioAtla, Inc.*	7,912	75,639
Bioxcel Therapeutics, Inc.*(1)	8,164	137,972
Bridgebio Pharma, Inc.*	4,304	42,480
C4 Therapeutics, Inc.*	5,589	136,539
Cara Therapeutics, Inc.*	13,699	158,634
Caribou Biosciences, Inc.*(1)	9,949	106,753
Cassava Sciences, Inc.*(1)	3,499	154,831
Celldex Therapeutics, Inc.*(1)	4,382	135,886
CEL-SCI Corp.*(1)	20,792	125,584
Centessa Pharmaceuticals PLC*(1)(2)	14,798	141,025
Cerevel Therapeutics Holdings, Inc.*(1)	5,525	143,871
Chimerix, Inc.*	27,514	157,105
Chinook Therapeutics, Inc.*	11,158	143,938
Clovis Oncology, Inc.*(1)	60,836	124,105
Codexis, Inc.*	5,315	108,957
Cogent Biosciences, Inc.*(1)	20,610	155,812
Compass Pathways PLC (United Kingdom)*(2)	6,913	108,880
Compugen Ltd. (Israel)*(1)	40,161	142,572
Cortexyme, Inc.*(1)	14,471	87,984
Crinetics Pharmaceuticals, Inc.*	6,726	127,054
CRISPR Therapeutics AG (Switzerland)*(1)	2,203	140,441
Cue Biopharma, Inc.*	15,125	111,774
Cullinan Oncology, Inc.*(1)	10,536	142,025
CureVac NV (Germany)*(1)	4,258	82,222
Curis, Inc.*	36,911	117,746
Cytokinetics, Inc.*	4,425	146,866
CytomX Therapeutics, Inc.*	27,150	124,890
Day One Biopharmaceuticals, Inc.*(1)	9,413	138,842
Denali Therapeutics, Inc.*	3,633	124,321
DICE Therapeutics, Inc.*	6,683	113,811
Dynavax Technologies Corp.*(1)	12,277	159,233
Edgewise Therapeutics, Inc.*	8,604	117,014
Editas Medicine, Inc.*(1)	5,740	109,290
Erasca, Inc.*(1)	12,213	144,724
Essa Pharma, Inc. (Canada)*	13,643	127,016
Evelo Biosciences, Inc.*(1)	22,257	104,830
Fate Therapeutics, Inc.*	3,274	135,904
FibroGen, Inc.*	12,230	184,551
Forma Therapeutics Holdings, Inc.*	11,902	140,920
Fulcrum Therapeutics, Inc.*	10,059	122,317
G1 Therapeutics, Inc.*(1)	16,088	162,167
Geron Corp.*	128,325	143,724
GH Research PLC (Ireland)*	7,086	120,320
Gossamer Bio, Inc.*(1)	15,932	152,788
Gracell Biotechnologies, Inc. (China)*(2)	26,197	92,999
Graphite Bio, Inc.*	15,855	148,086
Gritstone bio, Inc.*(1)	14,346	78,329
Homology Medicines, Inc.*	37,588	139,827
Humanigen, Inc.*(1)	38,740	99,949
Ideaya Biosciences, Inc.*	7,622	126,297
IGM Biosciences, Inc.*(1)	5,787	102,430
I-Mab (China)*(2)	3,325	83,956
Imago Biosciences, Inc.*(1)	9,065	183,294
ImmunityBio, Inc.*(1)	28,969	168,600
Immunocore Holdings PLC (United Kingdom)*(2)	5,523	124,654
ImmunoGen, Inc.*	26,323	148,725
Immunovant, Inc.*(1)	22,435	156,821
Inhibrx, Inc.*	4,200	111,552
Inovio Pharmaceuticals, Inc.*(1)	27,793	115,063
Instil Bio, Inc.*	9,327	108,286
Intellia Therapeutics, Inc.*	1,425	134,762
Iovance Biotherapeutics, Inc.*	9,182	152,880
iTeos Therapeutics, Inc.*	4,412	161,567
IVERIC bio, Inc.*	11,360	158,358
KalVista Pharmaceuticals, Inc.*	12,482	157,523
Karuna Therapeutics, Inc.*	1,451	161,148
Keros Therapeutics, Inc.*	3,416	158,400
Kezar Life Sciences, Inc.*(1)	13,289	175,149
Kinnate Biopharma, Inc.*	9,725	106,780
Kodiak Sciences, Inc.*	2,013	118,163
Kronos Bio, Inc.*(1)	12,548	114,187
Krystal Biotech, Inc.*(1)	2,336	137,824
Kura Oncology, Inc.*	13,354	188,158
Kymera Therapeutics, Inc.*	3,071	128,982
Legend Biotech Corp.*(1)(2)	3,384	144,294
Lexicon Pharmaceuticals, Inc.*	41,584	131,821
MacroGenics, Inc.*	10,120	124,982

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Madrigal Pharmaceuticals, Inc.*	2,270	$130,707
Marinus Pharmaceuticals, Inc.*(1)	15,932	162,506
MEI Pharma, Inc.*	68,441	132,091
MeiraGTx Holdings PLC*	8,032	120,400
Mersana Therapeutics, Inc.*	29,974	142,976
Merus NV (Netherlands)*	5,843	143,796
Mirati Therapeutics, Inc.*	1,183	141,132
Mirum Pharmaceuticals, Inc.*	11,817	225,114
Morphic Holding, Inc.*	3,693	156,694
Myovant Sciences Ltd.*	11,289	147,434
NGM Biopharmaceuticals, Inc.*	9,301	147,049
Nkarta, Inc.*	12,843	127,274
Novavax, Inc.*(1)	975	91,357
Nurix Therapeutics, Inc.*	6,010	111,906
Nuvation Bio, Inc.*(1)	16,986	103,615
Olema Pharmaceuticals, Inc.*	18,150	116,704
ORIC Pharmaceuticals, Inc.*	13,677	135,266
Passage Bio, Inc.*	24,701	124,246
Phathom Pharmaceuticals, Inc.*	9,080	152,544
Pliant Therapeutics, Inc.*	10,827	127,001
PMV Pharmaceuticals, Inc.*	7,151	114,845
Praxis Precision Medicines, Inc.*	9,025	134,111
Precigen, Inc.*(1)	46,531	120,050
Precision BioSciences, Inc.*	20,080	95,782
Prelude Therapeutics, Inc.*(1)	13,815	137,183
Prometheus Biosciences, Inc.*(1)	5,171	185,794
Protagonist Therapeutics, Inc.*(1)	5,521	161,710
Prothena Corp. PLC (Ireland)*	3,901	132,946
Provention Bio, Inc.*(1)	28,030	150,241
RAPT Therapeutics, Inc.*	5,389	116,510
Reata Pharmaceuticals, Inc. Class A*	5,684	159,834
Recursion Pharmaceuticals, Inc. Class A*(1)	8,821	104,441
REGENXBIO, Inc.*	5,112	134,957
Relay Therapeutics, Inc.*(1)	5,885	130,235
Relmada Therapeutics, Inc.*	9,015	165,786
Repare Therapeutics, Inc. (Canada)*	8,355	128,918
Replimune Group, Inc.*	5,986	118,702
REVOLUTION Medicines, Inc.*(1)	6,746	145,174
Rhythm Pharmaceuticals, Inc.*(1)	17,290	128,119
Rocket Pharmaceuticals, Inc.*	7,192	119,675
Roivant Sciences Ltd.*(1)	19,648	136,554
Rubius Therapeutics, Inc.*(1)	12,773	86,218
Sangamo Therapeutics, Inc.*	22,227	134,029
Scholar Rock Holding Corp.*(1)	6,578	117,154
Selecta Biosciences, Inc.*	52,145	130,362
Seres Therapeutics, Inc.*	20,379	169,961
Shattuck Labs, Inc.*	19,648	135,768
Sorrento Therapeutics, Inc.*	26,928	92,902
SpringWorks Therapeutics, Inc.*	2,425	135,024
Stoke Therapeutics, Inc.*(1)	9,070	171,877
Sutro Biopharma, Inc.*	11,305	120,737
Syndax Pharmaceuticals, Inc.*	9,238	150,949
Taysha Gene Therapies, Inc.*(1)	11,519	91,576
TG Therapeutics, Inc.*	10,536	121,902
Turning Point Therapeutics, Inc.*	4,131	153,797
uniQure NV (Netherlands)*	5,841	105,430
Vaxart, Inc.*(1)	26,883	133,071
VBI Vaccines, Inc.*(1)	73,329	124,659
Verastem, Inc.*	73,003	111,695
Viking Therapeutics, Inc.*(1)	34,653	128,563
Vir Biotechnology, Inc.*	3,568	122,489
Vor BioPharma, Inc.*	13,311	109,816
Xencor, Inc.*	4,869	167,348
Xenon Pharmaceuticals, Inc. (Canada)*	6,439	174,626
Zentalis Pharmaceuticals, Inc.*	2,305	131,569
Zymeworks, Inc. (Canada)*	10,324	91,884
Total Health Care		23,462,422
Materials - 0.6%
Amyris, Inc.*(1)	31,527	143,763
Total Common Stocks
(Cost $39,820,360)		23,606,185
SECURITIES LENDING COLLATERAL - 15.8%
Money Market Fund - 15.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(3)(4)
(Cost $3,782,808)	3,782,808	3,782,808

TOTAL INVESTMENTS - 114.2%
(Cost $43,603,168)		27,388,993
Liabilities in Excess of Other Assets - (14.2)%		(3,402,468)
Net Assets - 100.0%		$23,986,525

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $6,107,457; total market value of collateral held by the Fund was $5,876,229. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,093,421.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2022.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2022 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$23,606,185	$—	$—	$23,606,185
Money Market Fund	3,782,808	—	—	3,782,808
Total	$27,388,993	$—	$—	$27,388,993